Revenues - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Impairment of contract assets	$ 0	$ 0
Revenue recognized, percentage	1.30%	0.30%
Revenue Recognition Timing | Revenues | Transferred over Time
Concentration Risk [Line Items]
Concentration risk, percentage	74.00%	77.00%